Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
July 31, 2025
AVLF-NPRT3-0925
1.804852.121
Common Stocks - 96.6%
	Shares	Value ($)
CANADA - 2.6%
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard Inc	6,201	322,223
Materials - 1.4%
Chemicals - 1.4%
Nutrien Ltd (United States) (a)	6,276	372,292
TOTAL CANADA		694,515
UNITED KINGDOM - 5.2%
Health Care - 2.9%
Pharmaceuticals - 2.9%
Astrazeneca PLC ADR	10,843	792,515
Utilities - 2.3%
Multi-Utilities - 2.3%
National Grid PLC	43,793	615,383
TOTAL UNITED KINGDOM		1,407,898
UNITED STATES - 88.8%
Communication Services - 9.6%
Entertainment - 2.1%
Walt Disney Co/The	4,700	559,817
Interactive Media & Services - 6.3%
Alphabet Inc Class A	7,324	1,405,476
Alphabet Inc Class C	1,600	308,576
		1,714,052
Media - 1.2%
Comcast Corp Class A	9,560	317,678
TOTAL COMMUNICATION SERVICES		2,591,547

Consumer Discretionary - 8.5%
Broadline Retail - 2.3%
Amazon.com Inc (b)	2,600	608,686
Diversified Consumer Services - 2.7%
H&R Block Inc	13,663	742,447
Household Durables - 2.2%
Lennar Corp Class A	3,200	358,976
Mohawk Industries Inc (b)	2,000	229,020
		587,996
Specialty Retail - 1.3%
Lowe's Cos Inc	1,600	357,712
TOTAL CONSUMER DISCRETIONARY		2,296,841

Consumer Staples - 6.5%
Beverages - 4.0%
Keurig Dr Pepper Inc	33,011	1,077,809
Consumer Staples Distribution & Retail - 0.6%
Kroger Co/The	2,181	152,888
Food Products - 1.9%
Mondelez International Inc	8,055	521,078
TOTAL CONSUMER STAPLES		1,751,775

Energy - 10.9%
Oil, Gas & Consumable Fuels - 10.9%
Exxon Mobil Corp	12,539	1,399,854
Shell PLC ADR	21,323	1,539,734
		2,939,588
Financials - 24.4%
Banks - 15.0%
Bank of America Corp	24,831	1,173,761
PNC Financial Services Group Inc/The	5,350	1,017,945
US Bancorp	17,182	772,503
Wells Fargo & Co	13,474	1,086,409
		4,050,618
Capital Markets - 1.2%
Bank of New York Mellon Corp/The	3,200	324,640
Consumer Finance - 1.7%
Capital One Financial Corp	2,100	451,500
Insurance - 6.5%
Chubb Ltd	2,904	772,580
The Travelers Companies, Inc.	3,797	988,131
		1,760,711
TOTAL FINANCIALS		6,587,469

Health Care - 5.2%
Health Care Providers & Services - 3.2%
Cigna Group/The	3,203	856,418
Pharmaceuticals - 2.0%
Merck & Co Inc	7,100	554,652
TOTAL HEALTH CARE		1,411,070

Industrials - 14.8%
Air Freight & Logistics - 2.4%
FedEx Corp	2,100	469,329
United Parcel Service Inc Class B	2,100	180,936
		650,265
Building Products - 0.5%
Johnson Controls International plc	1,300	136,500
Electrical Equipment - 1.7%
Regal Rexnord Corp	3,074	469,953
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings Inc	6,400	272,000
Machinery - 5.1%
Deere & Co	2,051	1,075,483
Dover Corp	1,600	289,824
		1,365,307
Trading Companies & Distributors - 4.1%
Ferguson Enterprises Inc	4,902	1,094,764
TOTAL INDUSTRIALS		3,988,789

Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology Inc	4,200	458,388
Software - 4.0%
Gen Digital Inc	36,736	1,083,345
TOTAL INFORMATION TECHNOLOGY		1,541,733

Materials - 3.2%
Chemicals - 1.5%
Mosaic Co/The	11,700	421,317
Construction Materials - 1.7%
CRH PLC	4,952	472,668
TOTAL MATERIALS		893,985

TOTAL UNITED STATES		24,002,797
TOTAL COMMON STOCKS (Cost $20,838,810)		26,105,210

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	1,139,782	1,140,010
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	376,612	376,650
TOTAL MONEY MARKET FUNDS (Cost $1,516,659)			1,516,660

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $22,355,469)	27,621,870
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(582,159)
NET ASSETS - 100.0%	27,039,711

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	173,620	8,669,352	7,702,962	25,599	-	-	1,140,010	1,139,782	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,595,209	3,218,559	36	-	-	376,650	376,612	0.0%
Total	173,620	12,264,561	10,921,521	25,635	-	-	1,516,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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